SEGMENTED INFORMATION (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Disclosure of detailed information about entity reportable segments [Table Text Block]

	Year Ended December 31, 2017					At December 31, 2017
	Revenue	Cost of sales	Depletion, depreciation, and amortization	Mine operating earnings (loss)	Capital expenditures	Total assets	Total liabilities
Mexico
Santa Elena	$92,515	$50,948	$16,417	$25,150	$18,048	$123,413	$19,399
La Encantada	37,557	29,827	12,944	(5,214)	12,498	96,626	13,254
La Parrilla	36,301	26,739	19,379	(9,817)	15,323	171,695	40,387
Del Toro	30,113	18,086	14,122	(2,095)	8,590	99,402	10,120
San Martin	39,709	20,954	6,654	12,101	10,835	92,819	26,617
La Guitarra	15,363	12,072	6,549	(3,258)	9,837	73,117	15,052
Others	730	639	980	(889)	6,271	124,369	74,127
Consolidated	$252,288	$159,265	$77,045	$15,978	$81,402	$781,441	$198,956

	Year Ended December 31, 2016					At December 31, 2016
	Revenue	Cost of sales	Depletion, depreciation, and amortization	Mine operating earnings (loss)	Capital expenditures	Total assets	Total liabilities
Mexico
Santa Elena	$94,995	$42,721	$16,425	$35,849	$15,245	$111,291	$17,868
La Encantada	44,338	29,708	17,487	(2,857)	9,989	94,497	13,323
La Parrilla	44,891	25,742	18,786	363	11,077	172,663	43,160
Del Toro	34,976	19,522	14,202	1,252	11,548	157,684	26,774
San Martin	37,201	18,784	6,854	11,563	6,357	86,519	25,085
La Guitarra	21,620	12,822	5,517	3,281	9,042	68,065	13,819
Others	56	(18)	322	(248)	2,616	166,456	95,445
Consolidated	$278,077	$149,281	$79,593	$49,203	$65,874	$857,175	$235,474